Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue	$ 3,944,111
Cost of revenues	(789,208)
Gross Profit	3,154,903
Operating Expenses:
Research and development	1,018,352	1,264,508	6,418,334	4,925,001
Amortization of in-process research and development	573,438
General and administrative	2,859,339	3,321,979	8,783,997	8,148,929
Stock-based compensation – general and administrative	3,956,050	1,808,478	8,320,419	7,498,817
Total Operating Expenses	8,407,179	6,394,965	23,522,750	20,572,747
Operating Loss	(5,252,276)	(6,394,965)	(23,522,750)	(20,572,747)
Other Income (Expense)
Interest income	28,288		36,373
Interest expense	(45,841)		(218,032)
Total Other Income (Expense), Net	(17,553)		(181,659)
Loss before Income Taxes	(5,269,829)	(6,394,965)	(23,704,409)	(20,572,747)
Income tax expense	264,240	264,240	1,056,960	576,000
Net Loss	$ (5,534,069)	$ (6,659,205)	$ (24,761,369)	$ (21,148,747)
Net Loss Per Share - Basic (in Dollars per share)	$ (0.06)	$ (0.09)	$ (0.34)	$ (0.31)
Net Loss Per Share – Diluted (in Dollars per share)	$ (0.06)	$ (0.09)	$ (0.34)	$ (0.31)
Weighted Average Common Shares Outstanding
Weighted Average Common Shares Outstanding – Basic (in Shares)	87,462,385	71,552,402	73,267,969	68,053,607
Weighted Average Common Shares Outstanding – Diluted (in Shares) (in Shares)	87,462,385	71,552,402	73,267,969	68,053,607